Schedule of Class A Ordinary Shares Subject to Possible Redemption (Details) - Common Class A [Member] - COLUMBUS CIRCLE CAPITAL CORP I [Member] - USD ($)	3 Months Ended	6 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Dec. 31, 2024
Temporary Equity [Line Items]
Gross proceeds		$ 250,000,000
Proceeds allocated to Public Warrants		(3,125,000)
Class A ordinary shares issuance cost		(5,359,600)
Accretion of carrying value to redemption value	$ 2,624,404	9,684,223
Class A ordinary shares subject to possible redemption	$ 253,824,027	$ 251,199,623